FINANCIAL INSTRUMENTS (Details 6)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
At March 31, 2024 and April, 2024		$ 24,991
At March 31, 2025	$ 1,885	14,704	$ 24,991
Performing [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2024 and April, 2024
Increase in loss allowance
Write-offs
At March 31, 2025
Non Performing [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2024 and April, 2024			2,360	2,076
Increase in loss allowance				284
Write-offs			(2,360)
At March 31, 2025				2,360
Total [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2024 and April, 2024			2,360	2,076
Increase in loss allowance				284
Write-offs			(2,360)
At March 31, 2025				$ 2,360